Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Net Loss per Share

Note 12 Net Loss per Share

Stock options to purchase 799,199 and 655,000 shares of common stock, warrants to purchase 509,014 and 0 common stock, convertible preferred stock and convertible notes to purchase 3,365,669 and 3,195,911 common stock and long-term convertible debt to purchase 0 and 3,350,000 shares common stock were outstanding at June 30, 2024 and 2023, respectively, that were not included in the computation of diluted weighted average common shares outstanding because their effect would have been anti-dilutive.

Note 12 Net Loss per Share

Stock options to purchase 655,000 and 560,000 common stock, warrants to purchase 509,014 and 0 common stock, convertible preferred stock and convertible notes to purchase 3,365,669 and 3,195,911 common stock and long-term convertible debt to purchase 9,529,683 and 0 common stock were outstanding at December 31, 2023 and 2022, respectively, that were not included in the computation of diluted weighted average common shares outstanding because their effect would have been anti-dilutive.